Concentration and Risks (Details) - Schedule of Net Accounts Receivable		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Customer A	[1]	70.40%	92.20%

[1]	Customer A is Beijing Baichuan Insurance Brokerage Co., Ltd., a related party of the Group, from which the gross accounts receivable for enterprise services were RMB23,202 and RMB29,116 as of June 30, 2022 and 2023, respectively, which were recorded in “amounts due from related parties”, and represents 92.2% and 70.4% of all accounts receivables from third parties and related parties as of June 30, 2022 and 2023, respectively.